Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

15.Leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2025	1,846	1,300
Additions	1,116	1,116
Depreciation	(881)	—
Interest expense	—	44
Payments	—	(386)
Derecognition of right-of-use assets/lease liabilities due to sale	(9)	(7)
Effect of foreign exchange rates	40	210
Balance at June 30, 2025	2,112	2,277

Lease liabilities - current		1,720
Lease liabilities - non-current		557

	Right-of-use assets	Lease liabilities
Balance at January 1, 2026	1,047	1,087
Additions	1,113	1,113
Loss on modification	172	172
Depreciation	(545)	—
Interest expense	—	39
Payments	—	(647)
Effect of foreign exchange rates	5	(27)
Balance at June 30, 2026	1,792	1,737

Lease liabilities - current		1,573
Lease liabilities - non-current		164

The amounts reflected in the item General and administrative expenses of the consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Expense relating to short-term and low-value leases	80	102	27	51
Interest expense on lease liabilities	39	44	22	26
	119	146	49	77

On March 14 and May 7, 2025, Cubic Games Studio Ltd entered into two lease agreements for office spaces in Limassol, Cyprus, beginning on March 17, 2025 and May 7, 2025, respectively, and running for two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities in either of the two leases.

On October 31, 2025 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease commenced on April 30, 2026 and runs for 3 years, with an option of renewal for another three years subject to a rental increase of 7%. The non-cancellable period for accounting purposes is assessed as being 2 years. In accordance with the lease agreement the annual lease shall be paid biannually in advance.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group initially measures the right-of-use asset at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

Other than the office and car leases discussed above the Company has no other material leases.

Total cash outflow for leases recognized in the consolidated statement of cash flow is presented below:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Cash outflow for leases	608	342	397	209
Cash outflow for short-term and low-value leases	80	102	27	51
Total cash outflow for leases	688	444	424	260

All lease obligations of Cypriot companies are denominated in €. The rate of 5% per annum was used as the incremental borrowing rate.